NET LOSS PER SHARE OF COMMON STOCK (Tables)	6 Months Ended
Jun. 30, 2024
Earnings Per Share [Abstract]
Schedule of reconciliation of basic and diluted net loss per share

	Three Months Ended June 30,
	2024	2023
Numerator:
Net (loss) allocable to common stockholders used to compute basic and diluted loss per common share	$(1,238,077)	$(1,464,557)
Denominator:
Weighted average shares outstanding used to compute basic and dilutive loss per share	8,208,281	505,485
Weighted average shares issuable for vested restricted stock units	8,743	12,494
	$8,217,024	$517,979

	Six Months Ended June 30,
	2024	2023
Numerator:
Net (loss) allocable to common stockholders used to compute basic and diluted loss per common share	$(3,637,180)	$(2,648,017)
Denominator:
Weighted average shares outstanding used to compute basic and dilutive loss per share	6,817,419	498,415
Weighted average shares issuable for vested restricted stock units	12,406	9,084
	$6,829,825	$507,499

Schedule of anti-dilutive securities excluded from computation of earnings per share
	June 30, 2024	June 30, 2023

Warrants	10,666,674	219,910
Restricted stock units	4,853	43,276
Stock options	169,458	171,176
	10,840,985	434,362